Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities

7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2025	December 31, 2024
Research and development	$2,962,025	$573,465
General and administrative	1,027,495	943,376
Wages and payroll remittances	40,171	20,705
Employee bonus payable	1,518,256	1,493,981
Taxes payable	1,606	—

Total	$5,549,553	$3,031,527